NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2026
Non-controlling interests [Abstract]
Non-controlling Interests Continuity	Non-controlling Interests Continuity

	Nevada Gold Mines	Pueblo Viejo	Tanzania Mines[1]	Loulo- Gounkoto	Tongon[2]	Reko Diq	Other	Total
NCI in subsidiary at June 30, 2026	38.5%	40%	16%	20%	—	50%	Various
At January 1, 2025	$6,379	$1,160	$375	$695	$16	$421	($80)	$8,966
Share of income (loss)	1,851	272	95	(57)	10	(10)	—	2,161
Cash contributed	—	—	—	—	—	362	—	362
Loss of control[3]	—	—	—	(686)	—	—	—	(686)
Acquisitions (divestitures)[3]	—	—	—	477	(19)	—	—	458
Disbursements	(1,579)	(168)	(75)	—	(7)	—	—	(1,829)
At December 31, 2025	$6,651	$1,264	$395	$429	$—	$773	($80)	$9,432
Share of income (loss)	1,307	212	48	(12)	—	(1)	—	1,554
Cash contributed	—	—	—	—	—	193	—	193
Disbursements	(1,275)	(212)	(48)	(100)	—	—	—	(1,635)
At June 30, 2026	$6,683	$1,264	$395	$317	$—	$965	($80)	$9,544
[1]Tanzania mines consist of the two operating mines, North Mara and Bulyanhulu.
2On October 6, 2025, we reached an agreement to sell our interest in the Tongon gold mine and certain of its exploration properties to the
Atlantic Group for total consideration of up to $305 million.  The transaction closed on December 1, 2025.
[3]Refer to note 4 for further details.  Acquisition (divestitures) has been revised to reflect an update to the provisional purchase price allocation relating to Loulo-Gounkoto.